United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated Alabama Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Alabama – 99.9%
$3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.400%, 8/5/2010	3,215,000
6,080,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.350%, 8/5/2010	6,080,000
3,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 8/5/2010	3,400,000
5,670,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.340%, 8/5/2010	5,670,000
660,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 1.240%, 8/5/2010	660,000
1,585,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.840%, 8/5/2010	1,585,000
150,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 1.550%, 8/5/2010	150,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	2,880,000
1,060,000		Auburn, AL, (GO School Warrants-Series 2010-A), 0.45% Bonds, 8/1/2010	1,060,000
2,065,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/5/2010	2,065,000
1,090,000		Baldwin County, AL, (Series 2010), 1.00% Bonds, 1/1/2011	1,091,904
1,200,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 8/5/2010	1,200,000
1,350,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.500%, 8/5/2010	1,350,000
1,026,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/5/2010	1,026,500
14,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.500%, 8/4/2010	14,000,000
1,600,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.290%, 8/6/2010	1,600,000
1,000,000		Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2011	1,022,815
7,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.470%, 8/5/2010	7,400,000
8,935,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.540%, 8/5/2010	8,935,000
5,395,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.350%, 8/4/2010	5,395,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/5/2010	3,725,000
2,360,000		Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 0.430%, 8/5/2010	2,360,000
1,000,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.970%, 8/6/2010	1,000,000
1,200,000		Huntsville, AL, GO School Refunding Warrants (Series 2005-B), 5.50% Bonds (Assured Guaranty Municipal Corp. INS), 2/1/2011	1,229,971
3,700,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.500%, 8/5/2010	3,700,000
5,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	5,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/5/2010	4,175,000
6,000,000		Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/5/2010	4,350,000
6,500,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.750%, 8/5/2010	6,500,000
855,000		Saraland, AL, GO Warrants, 1.00% Bonds, 1/1/2011	856,630
795,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 1.730%, 8/4/2010	795,000
6,000,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 8/2/2010	6,000,000
1,040,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.470%, 8/5/2010	1,040,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.350%, 8/4/2010	6,600,000
5,800,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/4/2010	5,800,000
1

Principal Amount			Value
$1,200,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.690%, 8/5/2010	1,200,000
205,000		Tuscaloosa, AL, Warrants (Series 2010-B), 1.00% Bonds, 8/15/2010	205,035
1,820,000		Tuscaloosa, AL, Warrants (Series 2010-B), 2.00% Bonds, 2/15/2011	1,832,558
1,995,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	1,995,000
410,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/6/2010	410,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	134,560,413
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	67,877
		TOTAL NET ASSETS — 100%	$134,628,290

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.9% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2010, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
94.5%	5.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $7,665,000, which represented 5.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $7,665,000, which represented 5.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

The following acronyms are used throughout this portfolio:
COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated Arizona Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%;1,2
		Arizona – 100.0%
$2,000,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Royal Bank of Scotland NV LOC), 0.260%, 8/4/2010	2,000,000
2,000,000		Arizona Health Facilities Authority, (Series 2009F) Weekly VRDNs (Catholic Healthcare West)/(Citibank NA, New York LOC), 0.240%, 8/4/2010	2,000,000
2,000,000	[3,4]	Arizona School Facilities Board, (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 8/5/2010	2,000,000
1,385,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,385,000
5,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.520%, 8/5/2010	5,221,000
2,550,000		Maricopa County, AZ School District No. 48 (Scottsdale USD), (Series 2010), 2.50% Bonds, 7/1/2011	2,596,463
950,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.290%, 8/5/2010	950,000
2,250,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.300%, 8/5/2010	2,250,000
2,000,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.290%, 8/5/2010	2,000,000
1,700,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.470%, 8/5/2010	1,700,000
4,310,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.410%, 8/5/2010	4,310,000
1,550,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/5/2010	1,550,000
2,525,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.400%, 8/5/2010	2,525,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2010	2,100,000
4,070,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	4,070,000
2,000,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.470%, 8/5/2010	2,000,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.470%, 8/5/2010	1,175,000
2,720,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.560%, 8/4/2010	2,720,000
1,500,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 8/5/2010	1,500,000
1,300,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	1,300,000
1,000,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	1,000,000
2,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2010	2,500,000
3,740,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.350%, 8/4/2010	3,740,000
3,915,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.380%, 8/5/2010	3,915,000
1,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	1,000,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	57,507,463
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[6]	(1,552)
		TOTAL NET ASSETS — 100%	$57,505,911
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
1

At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $3,500,000, which represented 6.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $3,500,000, which represented 6.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes

2

Federated California Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%;1,2
		California – 98.2%
$2,765,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.300%, 8/5/2010	2,765,000
2,410,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/5/2010	2,410,000
27,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	27,000,000
10,880,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.270%, 8/4/2010	10,880,000
2,665,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.360%, 8/5/2010	2,665,000
12,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.300%, 8/5/2010	12,000,000
8,150,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.390%, 8/5/2010	8,150,000
7,700,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(Bank of America N.A. LOC), 0.340%, 8/5/2010	7,700,000
3,190,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.390%, 8/5/2010	3,190,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	6,250,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.390%, 8/5/2010	4,000,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.390%, 8/5/2010	3,010,000
25,225,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.340%, 8/2/2010	25,225,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.330%, 8/5/2010	1,500,000
5,340,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.290%, 8/5/2010	5,340,000
1,200,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.350%, 8/4/2010	1,200,000
20,630,000	[3,4]	California Pooled School Districts (DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 8/5/2010	20,630,000
30,000,000		California State University Institute, (Series A), 0.32% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 9/2/2010	30,000,000
7,000,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.260%, 8/5/2010	7,000,000
8,000,000		California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.360%, 8/2/2010	8,000,000
47,965,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.430%, 8/5/2010	47,965,000
10,000,000		California State, Economic Recovery Bonds (Series 2004C-15) Weekly VRDNs (California State Fiscal Recovery Fund)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.390%, 8/4/2010	10,000,000
25,400,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/2/2010	25,400,000
20,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/19/2010	20,000,000
5,600,000		California Statewide CDA MFH, (2010 Series B) Weekly VRDNs (Mountain View Apartments)/(FHLMC LOC), 0.260%, 8/5/2010	5,600,000
24,035,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	24,035,000
1,775,000		California Statewide CDA, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.450%, 8/5/2010	1,775,000

Principal Amount			Value
$26,000,000		California Statewide CDA, (Series 2004K), 0.38% CP (Kaiser Permanente), Mandatory Tender 2/15/2011	26,000,000
5,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.310%, 8/5/2010	5,500,000
1,410,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.290%, 8/5/2010	1,410,000
7,730,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	7,730,000
15,000,000		California Statewide CDA, (Series 2008C), 0.40% CP (Kaiser Permanente), Mandatory Tender 12/10/2010	15,000,000
20,000,000		California Statewide CDA, (Series 2009D), 0.40% CP (Kaiser Permanente), Mandatory Tender 12/6/2010	20,000,000
5,900,000		California Statewide CDA, (Series 2010A-1), 2.00% TRANs (Butte County, CA), 6/30/2011	5,975,943
2,800,000		California Statewide CDA, (Series 2010A-5), 2.00% TRANs (Pacific Grove, CA), 6/30/2011	2,830,405
1,895,000		California Statewide CDA, (Series 2010A-6), 2.00% TRANs (Paradise, CA), 6/30/2011	1,914,711
4,250,000		California Statewide CDA, (Series 2010A-7), 2.00% TRANs (Redding, CA), 6/30/2011	4,303,927
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.310%, 8/5/2010	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/5/2010	11,440,000
20,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	20,066,528
11,000,000		Fremont, CA Union High School District, 1.50% TRANs, 6/30/2011	11,094,758
9,370,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.39% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/16/2010	9,370,000
5,195,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.290%, 8/5/2010	5,195,000
6,150,000		Los Altos, CA School District, 2.00% TRANs, 6/30/2011	6,230,868
11,250,000	[3,4]	Los Angeles, CA CCD, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	11,250,000
1,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 8/5/2010	1,000,000
20,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.45% CP, Mandatory Tender 8/13/2010	20,000,000
10,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.55% CP, Mandatory Tender 8/10/2010	10,000,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 8/5/2010	14,000,000
40,000,000		Los Angeles, CA Wastewater System, (Series A), 0.30% CP, Mandatory Tender 8/19/2010	40,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/5/2010	10,065,000
2,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 8/5/2010	2,000,000
34,045,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/5/2010	34,045,000
29,000,000		Metropolitan Water District of Southern California, (Series 2000 B-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.350%, 8/4/2010	29,000,000
4,930,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.270%, 8/5/2010	4,930,000
10,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-1), 0.33% TOBs, Mandatory Tender 3/7/2011	10,000,000
1,850,000		Milpitas, CA USD, 2.00% TRANs, 6/30/2011	1,873,817
9,320,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.490%, 8/4/2010	9,320,000
10,000,000		Napa Valley, CA USD, 2.00% TRANs, 6/30/2011	10,136,084
14,400,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/4/2010	14,400,000
8,500,000		New Haven, CA USD, 2.00% TRANs, 10/15/2010	8,524,259
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.380%, 8/5/2010	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.250%, 8/5/2010	3,750,000
10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 3020) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	10,515,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.270%, 8/5/2010	10,125,000

Principal Amount			Value
$19,845,000	[3,4]	Orange County, CA Sanitation District, Wells Fargo Stage Trust (Series 2009-17C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	19,845,000
6,195,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.280%, 8/5/2010	6,195,000
8,150,000	[3,4]	Peralta, CA CCD, Stage Trust (Series 2009-63C), 0.39% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/16/2010	8,150,000
21,190,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 0.40% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 8/5/2010	21,190,000
9,770,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	9,770,000
8,855,000	[3,4]	Riverside, CA USD, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 8/5/2010	8,855,000
12,300,000		Sacramento, CA Suburban Water District, (Series 2009A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.220%, 8/4/2010	12,300,000
12,000,000		San Diego County, CA Water Authority, (Series 3), 0.32% CP, Mandatory Tender 9/7/2010	12,000,000
18,500,000		San Diego County, CA Water Authority, (Series 3), 0.35% CP, Mandatory Tender 8/4/2010	18,500,000
13,750,000		San Diego County, CA Water Authority, (Series 3), 0.35% CP, Mandatory Tender 10/15/2010	13,750,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 8/19/2010	20,000,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 8/5/2010	5,360,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.300%, 8/5/2010	35,415,000
17,500,000		San Francisco, CA City & County Airport Commission, (Series 2009B), 0.75% TOBs, Mandatory Tender 9/15/2010	17,500,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), 0.40% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/20/2011	24,675,000
10,000,000		San Mateo, CA Union High School District, 2.00% BANs, 2/28/2011	10,081,594
10,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2011	10,131,553
25,925,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	25,925,000
5,550,000		Santa Clara Valley, CA Transportation Authority, (2008 Series C) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.260%, 8/5/2010	5,550,000
3,600,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/18/2010	3,601,328
16,500,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2010	16,500,000
60,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 0.390%, 8/5/2010	60,000,000
4,925,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.320%, 8/4/2010	4,925,000
5,000,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.280%, 8/5/2010	5,000,000
		TOTAL	1,148,840,775
		Puerto Rico – 1.8%
3,400,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 8/4/2010	3,400,000
11,140,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	11,140,000
6,240,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11828) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	6,240,000
		TOTAL	20,780,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	1,169,620,775
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	469,998
		TOTAL NET ASSETS — 100%	$1,170,090,773

At July 31, 2010, the Fund held no securities subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $392,390,000, which represented 33.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $392,390,000, which represented 33.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Federated Connecticut Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Connecticut – 94.6%
$3,050,000		Beacon Falls, CT, 1.50% BANs, 7/21/2011	3,067,590
2,145,000		Brooklyn, CT, 2.00% BANs, 11/15/2010	2,151,946
1,800,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.280%, 8/4/2010	1,800,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.260%, 8/4/2010	4,100,000
600,000		Connecticut Development Authority, (Series 1999), 1.00% CP (New England Power Co.), Mandatory Tender 9/9/2010	600,000
1,305,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/5/2010	1,305,000
10,000,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.280%, 8/5/2010	10,000,000
3,600,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.360%, 8/5/2010	3,600,000
800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 2.000%, 8/4/2010	800,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 0.390%, 8/5/2010	2,800,000
2,025,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2010	2,025,000
2,485,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	2,485,000
4,575,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.360%, 8/5/2010	4,575,000
4,715,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Banco Santander, S.A. LOC), 0.360%, 8/5/2010	4,715,000
2,720,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/5/2010	2,720,000
6,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2010	6,500,000
6,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	6,000,000
11,020,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 0.370%, 8/4/2010	11,020,000
1,800,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.260%, 8/4/2010	1,800,000
1,640,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.250%, 8/5/2010	1,640,000
4,200,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.280%, 8/4/2010	4,200,000
12,600,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.340%, 8/5/2010	12,600,000
1,995,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.290%, 8/5/2010	1,995,000
2,000,000		Derby, CT, 1.50% BANs, 6/2/2011	2,014,931
15,600,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 8/5/2010	15,600,000
895,000		Lisbon, CT, 1.50% BANs, 4/14/2011	898,103
3,000,000		Monroe, CT, 1.00% BANs, 9/15/2010	3,002,192
2,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	2,017,011
1,850,000		Norfolk, CT, 1.50% BANs, 11/11/2010	1,853,345
4,000,000		Plainville, CT, 1.50% BANs, 10/28/2010	4,007,671
2,700,000		Putnam, CT, 1.50% BANs, 1/18/2011	2,706,219
1,590,000		Regional School District No. 16, CT, 1.75% BANs, 12/9/2010	1,593,640
1,815,000		Stafford, CT, 1.50% BANs, 8/9/2010	1,815,161
1,430,500		Woodbury, CT, 1.50% BANs, 8/17/2010	1,430,810
		TOTAL	129,438,619
1

Principal Amount			Value
		Puerto Rico – 5.2%
$2,100,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 8/4/2010	2,100,000
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	5,000,000
		TOTAL	7,100,000
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	136,538,619
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	227,188
		TOTAL NET ASSETS — 100%	$136,765,807

Securities that are subject to the federal alternative minimum tax (AMT) represent 4.0% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.6%	0.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $16,995,000, which represented 12.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $16,995,000, which represented 12.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

3

Federated Florida Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Alabama – 1.4%
$4,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.000% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	4,000,000
		Colorado – 2.0%
5,980,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.900%, 8/4/2010	5,980,000
		Florida – 82.6%
11,230,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A) Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	11,230,000
1,035,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-27) Weekly VRDNs (GNMA COL)/(Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	1,035,000
11,535,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	11,535,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.340%, 8/5/2010	7,000,000
9,110,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	9,110,000
1,265,000		Collier County, FL HFA, (Series 2005) Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.390%, 8/4/2010	1,265,000
2,950,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.400%, 8/5/2010	2,950,000
4,570,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.750%, 8/5/2010	4,570,000
24,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.400%, 8/4/2010	24,000,000
6,725,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	6,725,000
11,900,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.300%, 8/4/2010	11,900,000
4,640,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.300%, 8/4/2010	4,640,000
8,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.330%, 8/4/2010	8,000,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	5,500,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 0.930%, 8/5/2010	2,700,000
23,750,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	23,750,000
10,560,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	10,560,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 8/5/2010	8,770,000
9,735,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/4/2010	9,735,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.600%, 8/4/2010	5,000,000
4,000,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.350%, 8/2/2010	4,000,000
15,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	15,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.300%, 8/5/2010	7,500,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York Mellon LOC), 0.340%, 8/5/2010	6,410,000
13,070,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.350%, 8/2/2010	13,070,000
3,875,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.430%, 8/5/2010	3,875,000
5,000,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	5,000,000
1

Principal Amount			Value
$13,600,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.300%, 8/2/2010	13,600,000
3,335,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.420%, 8/4/2010	3,335,000
2,630,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	2,630,000
8,820,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	8,820,000
4,675,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 8/5/2010	4,675,000
1,400,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.)/(Bank of America N.A. LOC), 0.430%, 8/4/2010	1,400,000
		TOTAL	244,305,000
		Kentucky – 0.6%
1,680,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 8/5/2010	1,680,000
		Multi-State – 4.3%
6,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	6,000,000
6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	6,600,000
		TOTAL	12,600,000
		New Jersey – 6.1%
1,950,000		Bloomfield Township, NJ, 1.75% BANs, 7/21/2011	1,958,401
4,500,000		Howell Township, NJ, 2.75% BANs, 9/14/2010	4,504,253
3,452,620		Oakland Borough, NJ, 1.50% BANs, 2/11/2011	3,467,191
3,190,000		Randolph, NJ, 1.50% BANs, 3/30/2011	3,207,777
5,000,000		Vernon Township, NJ, 2.00% BANs, 1/7/2011	5,025,919
		TOTAL	18,163,541
		New York – 2.5%
3,000,000		Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	3,019,764
1,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs (GTD by Deutsche Bank AG), 0.380%, 8/5/2010	1,500,000
3,000,000		Whitney Point, NY CSD, 1.75% BANs, 7/8/2011	3,013,818
		TOTAL	7,533,582
		Ohio – 0.4%
1,150,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	1,150,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	295,412,123
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	226,976
		TOTAL NET ASSETS — 100%	$295,639,099

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.9% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.5%	2.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $42,940,000, which represented 14.5% of total net assets.
2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $42,940,000, which represented 14.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CSD	— Central School District
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
3

Federated Georgia Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Georgia – 100.1%
$2,060,000		Albany-Dougherty, GA Payroll Development Authority, (Series 1997A) Weekly VRDNs (Flint River Services, Inc.)/(FHLB of Atlanta LOC), 0.430%, 8/5/2010	2,060,000
4,980,000		Athens-Clarke County, GA IDA, (Series 2003) Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	4,980,000
10,200,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	10,200,000
5,500,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	5,500,000
14,825,000	[3,4]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	14,825,000
1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.420%, 8/5/2010	1,000,000
1,020,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.350%, 8/5/2010	1,020,000
4,055,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	4,055,000
6,300,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.450%, 8/5/2010	6,300,000
12,000,000		Bartow County, GA, 1.00% TANs, 12/31/2010	12,024,802
4,900,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.240%, 8/1/2010	4,900,000
2,000,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.750%, 8/5/2010	2,000,000
4,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.700%, 8/4/2010	4,800,000
330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.280%, 8/5/2010	330,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	7,970,000
2,000,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	2,000,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(Regions Bank, Alabama LOC), 1.390%, 8/5/2010	10,000,000
5,500,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 0.500%, 8/4/2010	5,500,000
3,480,000		Coweta County, GA Residential Care Facilities for the Elderly, (Series 2005) Weekly VRDNs (Wesley Woods of Newman-Peachtree City, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/4/2010	3,480,000
33,975,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.850%, 8/5/2010	33,975,000
2,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.320%, 8/5/2010	2,500,000
8,450,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	8,450,000
2,625,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 0.550%, 8/4/2010	2,625,000
3,975,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.270%, 8/5/2010	3,975,000
2,265,000		DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.250%, 8/4/2010	2,265,000
2,125,000		Dooly County, GA IDA, (Series 2000) Weekly VRDNs (Flint River Services, Inc.)/(FHLB of Atlanta LOC), 0.360%, 8/5/2010	2,125,000
2,100,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.260%, 8/4/2010	2,100,000
6,280,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.260%, 8/2/2010	6,280,000
3,705,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	3,705,000
1

Principal Amount			Value
$25,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	25,000
8,575,000		Fulton County, GA Development Authority, (Series 2008A), 0.50% TOBs (Georgia Tech Athletic Association, Inc.)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 12/1/2010	8,575,000
10,545,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 8/5/2010	10,545,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.450%, 8/15/2010	6,000,000
10,725,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 8/5/2010	10,725,000
2,300,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.350%, 8/4/2010	2,300,000
2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	2,685,000
25,760,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	25,760,000
16,000,000		Georgia State Municipal Gas Authority, (Series III), 2.00% Bonds, 5/17/2011	16,169,884
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.280%, 8/5/2010	5,740,000
2,600,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 8/4/2010	2,600,000
1,400,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,400,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,100,000
14,345,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.460%, 8/5/2010	14,345,000
1,500,000		Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.560%, 8/4/2010	1,500,000
80,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/5/2010	80,000
2,300,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 0.610%, 8/5/2010	2,300,000
5,245,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.350%, 8/5/2010	5,245,000
4,500,000	[3,4]	Kennesaw, GA, (Series 2010), 1.00% TANs, 12/30/2010	4,503,878
1,000,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	1,000,000
995,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.400%, 8/5/2010	995,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.370%, 8/4/2010	7,770,000
12,910,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.530%, 8/5/2010	12,910,000
18,055,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.530%, 8/5/2010	18,055,000
10,515,000		Monroe County, GA Development Authority, Scherer Project (1st Series), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 1/7/2011	10,515,000
1,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/4/2010	1,000,000
8,000,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 8/4/2010	8,000,000
5,330,000		Oglethorpe Power Corp. Scherer Project, (Series 2009B) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	5,330,000
1,975,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,975,000
1,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.300%, 8/5/2010	1,240,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 8/4/2010	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.530%, 8/5/2010	7,000,000
2,010,000		Savannah, GA Resources Recovery Development Authority, (Series 2009), 2.00% Bonds (Savannah, GA), 8/1/2010	2,010,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC), 0.580%, 8/4/2010	2,000,000
2

Principal Amount		Value
$1,000,000	Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,000,000
1,000,000	Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,000,000
7,500,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.320%, 8/4/2010	7,500,000
2,300,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/4/2010	2,300,000
1,175,000	Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 0.470%, 8/5/2010	1,175,000
4,500,000	Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	4,500,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	392,818,564
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(278,028)
	TOTAL NET ASSETS — 100%	$392,540,536
Securities that are subject to the federal alternative minimum tax (AMT) represent 47.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
94.2%	5.8%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $127,773,878, which represented 32.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $127,773,878, which represented 32.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

3

The following acronyms are used throughout this portfolio:
COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

4

Federated Maryland Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Maryland – 96.8%
$1,500,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.280%, 8/5/2010	1,500,000
760,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 8/4/2010	760,000
1,700,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.350%, 8/4/2010	1,700,000
1,170,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.340%, 8/5/2010	1,170,000
1,600,000		Howard County, MD EDRB, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.450%, 8/5/2010	1,600,000
1,695,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.380%, 8/4/2010	1,695,000
1,300,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.300%, 8/5/2010	1,300,000
1,010,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.300%, 8/5/2010	1,010,000
1,750,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/5/2010	1,750,000
1,750,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,750,000
650,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/6/2010	650,000
1,800,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/6/2010	1,800,000
500,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	500,000
1,645,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 8/5/2010	1,645,000
800,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 8/3/2010	800,000
1,900,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.480%, 8/5/2010	1,900,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	1,300,000
3,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.470%, 8/4/2010	3,600,000
1,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 8/6/2010	1,800,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	1,500,000
1,700,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	1,700,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.900%, 8/2/2010	959,000
1,700,000		Washington County, MD EDRB, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,700,000
1,000,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/6/2010	1,000,000
1,700,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 8/2/2010	1,700,000
		TOTAL	36,789,000
1

Principal Amount		Value
	Puerto Rico – 3.3%
$1,280,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 0.95% TOBs (Abbott Laboratories), Mandatory Tender 3/1/2011	1,280,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	38,069,000
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(51,093)
	TOTAL NET ASSETS — 100%	$38,017,907

Securities that are subject to the federal alternative minimum tax (AMT) represent 46.7% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $3,650,000, which represented 9.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $3,650,000, which represented 9.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated Massachusetts Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Massachusetts – 98.6%
$2,900,000		Amesbury, MA, 1.35% BANs, 12/17/2010	2,905,981
7,625,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.520%, 8/4/2010	7,625,000
6,350,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (Landesbank Hessen-Thuringen (GTD) LIQ), 0.290%, 8/5/2010	6,350,000
2,650,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wurttemberg (GTD) LIQ), 0.380%, 8/2/2010	2,650,000
3,200,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 0.280%, 8/5/2010	3,200,000
15,875,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.260%, 8/4/2010	15,875,000
5,015,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.280%, 8/4/2010	5,015,000
3,000,000		Easton, MA, 1.50% BANs, 2/23/2011	3,014,218
4,050,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,071,948
5,200,000		Littleton, MA, 1.50% BANs, 10/15/2010	5,208,484
4,500,000		Lowell, MA, 2.00% BANs, 9/17/2010	4,506,606
2,000,000		Lynn, MA, 1.75% BANs, 10/15/2010	2,002,027
3,670,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.310%, 8/4/2010	3,670,000
16,325,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.430%, 8/2/2010	16,325,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.370%, 8/5/2010	4,050,000
10,360,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 8/5/2010	10,360,000
2,950,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth, N.A. LOC), 0.270%, 8/5/2010	2,950,000
4,977,000		Massachusetts Development Finance Agency, (Issue 4), 0.43% CP (FHLB of Boston LOC), Mandatory Tender 8/2/2010	4,977,000
7,955,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	7,955,000
3,100,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth, N.A. LOC), 0.270%, 8/5/2010	3,100,000
3,345,000	[3,4]	Massachusetts HEFA, (PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.280%, 8/5/2010	3,345,000
8,250,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.270%, 8/4/2010	8,250,000
2,000,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.270%, 8/4/2010	2,000,000
1,935,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2010	1,935,000
12,225,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.350%, 8/5/2010	12,225,000
14,465,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.280%, 8/5/2010	14,465,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.270%, 8/5/2010	5,000,000
7,245,000	[3,4]	Massachusetts HEFA, State Trust (Series 2009-27C), 0.45% TOBs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/4/2010	7,245,000
1,500,000		Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 8/11/2010	1,500,000
4,300,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth, N.A. LOC), 0.280%, 8/5/2010	4,300,000
2,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	2,000,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	4,000,000
3,695,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.280%, 8/4/2010	3,695,000
6,200,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(Banco Santander, S.A. LOC), 0.400%, 8/5/2010	6,200,000
1

Principal Amount			Value
$1,960,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.480%, 8/4/2010	1,960,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Banco Santander, S.A. LOC), 0.250%, 8/5/2010	3,500,000
3,545,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(TD Banknorth, N.A. LOC), 0.240%, 8/5/2010	3,545,000
10,980,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Banco Santander, S.A. LOC), 0.480%, 8/5/2010	10,980,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	3,000,000
14,970,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth, N.A. LOC), 0.280%, 8/4/2010	14,970,000
14,690,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	14,690,000
9,850,000	[3,4]	Massachusetts State Special Obligation, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.280%, 8/5/2010	9,850,000
12,540,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.530%, 8/5/2010	12,540,000
2,752,797		Medway, MA, 1.50% BANs, 8/15/2010	2,753,583
2,888,075		North Reading, MA, 1.50% BANs, 9/16/2010	2,889,876
3,778,820		Northampton, MA, 1.25% BANs, 2/1/2011	3,792,919
2,371,000		Pittsfield, MA, 1.50% BANs, 6/30/2011	2,387,094
4,426,900		Pittsfield, MA, 2.00% BANs, 10/15/2010	4,437,910
5,000,000		Revere, MA, 1.50% BANs, 8/6/2010	5,000,305
2,183,000		Saugus, MA, 1.50% BANs, 3/3/2011	2,189,335
8,025,000		Westfield, MA, 1.25% BANs, 1/14/2011	8,043,811
		TOTAL	298,501,097
		Puerto Rico – 1.3%
4,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 8/4/2010	4,000,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	302,501,097
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	454,000
		TOTAL NET ASSETS — 100%	$302,955,097
At July 31, 2010, the fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $94,755,000, which represented 31.3% of total net assets.
2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $94,755,000, which represented 31.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated Michigan Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Michigan – 97.5%
$900,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.750%, 8/4/2010	900,000
900,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/4/2010	900,000
675,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.460%, 8/5/2010	675,000
2,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	2,500,000
1,050,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(Harris, N.A. LOC), 0.250%, 8/2/2010	1,050,000
7,235,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/5/2010	7,235,000
7,825,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.650%, 8/5/2010	7,825,000
2,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/5/2010	2,500,000
1,750,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.270%, 8/5/2010	1,750,000
3,535,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/5/2010	3,535,000
3,005,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	3,005,000
2,700,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.300%, 8/5/2010	2,700,000
8,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	8,600,000
14,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.320%, 8/5/2010	14,500,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.580%, 8/4/2010	3,100,000
3,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	3,002,463
5,855,000		Michigan State Building Authority, (Series 5), 0.37% CP (Bank of New York Mellon and State Street Bank and Trust Co. LOCs), Mandatory Tender 9/16/2010	5,855,000
2,700,000		Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	2,700,000
36,505,000		Michigan State Financial Authority, (Series 1999B), 2.75% TOBs (Ascension Health Credit Group), Mandatory Tender 8/15/2010	36,534,198
1,360,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 8/2/2010	1,360,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 8/2/2010	2,000,000
870,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.430%, 8/5/2010	870,000
6,125,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.450%, 8/4/2010	6,125,000
1,725,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.470%, 8/5/2010	1,725,000
650,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 0.990%, 8/4/2010	650,000
490,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.540%, 8/4/2010	490,000
900,000		Michigan State Strategic Fund Weekly VRDNs (Middleville Tool & Die)/(U.S. Bank, N.A. LOC), 0.880%, 8/4/2010	900,000
3,010,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.450%, 8/5/2010	3,010,000
800,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.540%, 8/5/2010	800,000
1,400,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 0.880%, 8/4/2010	1,400,000
1,100,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 0.880%, 8/4/2010	1,100,000
905,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 0.450%, 8/5/2010	905,000
600,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	600,000
2,895,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 0.450%, 8/5/2010	2,895,000
1

Principal Amount		Value
$1,100,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	1,100,000
600,000	Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.100%, 8/4/2010	600,000
2,800,000	Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/5/2010	2,800,000
4,000,000	Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.590%, 8/5/2010	4,000,000
2,050,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	2,050,000
1,300,000	Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/4/2010	1,300,000
1,900,000	Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.540%, 8/4/2010	1,900,000
715,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.530%, 8/5/2010	715,000
1,635,000	Michigan State Strategic Fund, LO Refunding Revenue Bonds Daily VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.300%, 8/4/2010	1,635,000
1,620,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,620,000
815,000	Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	815,000
1,526,000	Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.280%, 8/4/2010	1,526,000
5,000,000	Michigan State, (Series A), 2.00% TRANs, 9/30/2010	5,012,031
1,890,000	Michigan Strategic Fund Weekly VRDNs (BK Real Estate, LLC)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,890,000
1,800,000	Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/4/2010	1,800,000
2,255,000	Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.480%, 8/5/2010	2,255,000
2,135,000	Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/(Comerica Bank LOC), 0.450%, 8/5/2010	2,135,000
8,900,000	Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/4/2010	8,900,000
2,300,000	Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,300,000
2,200,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/2/2010	2,200,000
1,820,000	Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,820,000
9,815,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 8/6/2010	9,815,000
2,900,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (The Corners: A Campus for Caring Communities)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	2,900,000
4,155,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	4,155,000
845,000	Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 8/6/2010	845,000
5,790,000	Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 8/6/2010	5,790,000
2,370,000	Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,370,000
1,200,000	Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.100%, 8/4/2010	1,200,000
2,525,000	Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,525,000
5,000,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	5,000,000
3,000,000	Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.330%, 8/5/2010	3,000,000
	TOTAL	219,669,692
2

Principal Amount		Value
	Puerto Rico – 2.3%
$5,195,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 0.95% TOBs (Abbott Laboratories), Mandatory Tender 3/1/2011	5,195,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	224,864,692
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	467,305
	TOTAL NET ASSETS — 100%	$225,331,997
Securities that are subject to the federal alternative minimum tax (AMT) represent 50.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.5%	4.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $14,500,000, which represented 6.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $14,500,000, which represented 6.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

3

The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
EDC	— Economic Development Commission
FHLB	— Federal Home Loan Bank
IDR	— Industrial Development Revenue
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
PCA	— Pollution Control Authority
SFM	— Single Family Mortgage
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes

4

Federated Minnesota Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		Minnesota – 99.7%
$1,745,000		Albany, MN ISD No. 745, (Series C), 1.50% TANs (GTD by Minnesota State), 9/17/2010	1,746,112
7,225,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.460%, 8/4/2010	7,225,000
4,985,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.320%, 8/2/2010	4,985,000
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.280%, 8/5/2010	5,000,000
595,000		Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/5/2010	595,000
4,155,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/3/2010	4,155,000
1,200,000		Chisholm, MN ISD No. 695, (Series A), 1.50% TANs (GTD by Minnesota State), 9/14/2010	1,200,716
3,400,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	3,400,000
6,865,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.340%, 8/6/2010	6,865,000
4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.340%, 8/5/2010	4,325,000
8,800,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.290%, 8/5/2010	8,800,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/5/2010	1,000,000
1,170,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/1/2010	1,170,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.330%, 8/5/2010	3,320,000
1,395,000		Kenyon-Wanamingo, MN ISD No.2172, (Series D), 1.50% TANs (GTD by Minnesota State), 9/10/2010	1,396,290
4,615,000		Lake Superior, MN ISD No. 381, (Series C), 2.00% TRANs (GTD by Minnesota State), 8/11/2010	4,615,936
800,000		Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	800,000
930,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	930,000
350,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	350,000
8,025,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	8,025,000
500,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	500,000
3,520,000		Minneapolis, MN, Convention Center Bonds (Series 2000) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 8/5/2010	3,520,000
7,110,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.260%, 8/5/2010	7,110,000
7,000,000		Minnesota Rural Water Finance Authority, (Series 2010), 0.65% BANs, 4/15/2011	7,000,000
19,390,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.270%, 8/5/2010	19,390,000
4,000,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.300%, 8/5/2010	4,000,000
6,500,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.300%, 8/5/2010	6,500,000
4,145,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	4,145,000
1,755,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.270%, 8/5/2010	1,755,000
4,070,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.270%, 8/5/2010	4,070,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(Bank of New York Mellon LOC), 0.270%, 8/5/2010	4,100,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.290%, 8/5/2010	4,100,000
7,300,000		Minnesota State Office of Higher Education, (2008 Series B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 8/5/2010	7,300,000
15,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	15,024,174
290,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.500%, 8/5/2010	290,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.280%, 8/5/2010	2,655,000
1,965,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	1,965,000
4,510,000		Perham, MN ISD No. 549, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	4,514,308
265,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/5/2010	265,000
3,180,000		Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.470%, 8/5/2010	3,180,000
1

Principal Amount		Value
$3,500,000	Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.300%, 8/5/2010	3,500,000
960,000	Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	960,000
600,000	Savage, MN, (Series 1998) Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	600,000
9,700,000	St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	9,700,000
1,490,000	St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.540%, 8/3/2010	1,490,000
5,940,000	St. Louis Park, MN, (Series 2002A) Weekly VRDNs (West Suburban Partners VII LP)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	5,940,000
1,140,000	St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	1,140,000
5,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.350%, 8/6/2010	5,000,000
1,000,000	St. Paul, MN Port Authority, (2009-12 Series EE) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.300%, 8/5/2010	1,000,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.240%, 8/5/2010	3,000,000
1,200,000	St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs (Bix Fruit Co.)/(U.S. Bank, N.A. LOC), 0.700%, 8/5/2010	1,200,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.240%, 8/5/2010	1,700,000
1,000,000	St. Paul, MN Port Authority, (Series 2009-7Q) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.240%, 8/5/2010	1,000,000
2,500,000	St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.550%, 8/5/2010	2,500,000
3,800,000	Stevens County, MN, (Series 2006) Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2010	3,800,000
1,540,000	Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,540,000
3,335,000	Waseca, MN ISD No. 829, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	3,338,008
1,535,000	White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	1,535,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	220,230,544
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	670,502
	TOTAL NET ASSETS — 100%	$220,901,046

Securities that are subject to the federal alternative minimum tax (AMT) represent 56.5% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $4,145,000, which represented 1.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $4,145,000, which represented 1.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes

3

Federated New Jersey Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 97.1%;1,2
		New Jersey – 91.1%
$4,689,000		Allamuchy Township, NJ, 1.75% BANs, 7/18/2011	4,709,030
4,000,000		Bloomfield Township, NJ, 1.75% BANs, 7/21/2011	4,017,233
3,180,000		Brigantine, NJ, 2.50% BANs, 8/12/2010	3,180,611
12,795,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/2/2010	12,795,000
2,400,000		Flemington Borough, NJ, 1.50% BANs, 4/7/2011	2,409,243
1,867,600		Freehold, NJ, 1.50% BANs, 12/22/2010	1,871,222
4,755,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (DBE-328) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	4,755,000
5,013,275		Hillsdale Borough, NJ, 1.50% BANs, 8/2/2010	5,013,397
5,000,000		Hudson County, NJ Improvement Authority, Local Unit Loan Program — County (GTD by Pooled Notes)/(Series 2010C-1), 1.25% BANs (Hudson County, NJ), 1/19/2011	5,013,248
2,396,300		Kinnelon, NJ, 1.60% BANs, 12/10/2010	2,402,260
2,445,329		Lavallette Borough, NJ, 2.50% BANs, 9/10/2010	2,447,038
1,713,300		Linwood, NJ, 3.00% BANs, 9/16/2010	1,715,095
3,011,150		Little Egg Harbor Township, NJ, 1.50% BANs, 2/11/2011	3,019,857
1,062,000		Lopatcong, NJ, 1.50% BANs, 4/13/2011	1,064,567
3,180,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.450%, 8/5/2010	3,180,000
12,675,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 1.700%, 8/5/2010	12,675,000
185,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.540%, 8/5/2010	185,000
2,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2010	2,000,000
5,475,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(TD Banknorth, N.A. LOC), 0.390%, 8/6/2010	5,475,000
13,935,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Geriatric Services Housing Corp., Inc. — (CNJJHA Assisted Living))/(Banco Santander, S.A. LOC), 0.290%, 8/4/2010	13,935,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.380%, 8/4/2010	6,465,000
6,810,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.630%, 8/5/2010	6,810,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.530%, 8/6/2010	1,500,000
2,290,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.390%, 8/5/2010	2,290,000
10,250,000		New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newark Container Terminal LLC)/(Citibank NA, New York LOC), 0.260%, 8/4/2010	10,250,000
8,000,000		New Jersey EDA, (Series 2008) Weekly VRDNs (Princeton Montessori Society)/(Banco Santander, S.A. LOC), 0.480%, 8/5/2010	8,000,000
4,210,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation (Series 2008B) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.320%, 8/4/2010	4,210,000
1,750,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.320%, 8/4/2010	1,750,000
19,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 0.300%, 8/4/2010	19,500,000
10,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2006) Weekly VRDNs (Southern Ocean County Hospital)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/5/2010	10,000,000
9,750,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 8/4/2010	9,750,000
6,225,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.400%, 8/5/2010	6,225,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.320%, 8/5/2010	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.320%, 8/5/2010	13,995,000
4,445,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, (PT-4660) Weekly VRDNs (Bank of America N.A. LIQ), 0.340%, 8/5/2010	4,445,000
8,895,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, (PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/5/2010	8,895,000
1

Principal Amount			Value
$45,065,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	45,065,000
10,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 8/5/2010	10,000,000
9,300,000		New Jersey Turnpike Authority, (Series 2003C-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 8/4/2010	9,300,000
2,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 8/4/2010	2,000,000
4,000,000		Oakland Borough, NJ, 1.50% BANs, 2/11/2011	4,016,881
5,840,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.590%, 8/5/2010	5,840,000
4,336,981		Roselle, NJ, 1.50% BANs, 3/17/2011	4,353,090
11,765,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.290%, 8/5/2010	11,765,000
6,437,398		Vernon Township, NJ, 2.00% BANs, 1/7/2011	6,470,768
3,526,710		Wall Township, NJ, 1.50% BANs, 6/15/2011	3,543,732
1,210,000		Westampton, NJ, 1.50% BANs, 3/30/2011	1,211,969
		TOTAL	324,514,241
		New York – 4.6%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.340%, 8/5/2010	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.420%, 8/5/2010	1,020,000
4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.410%, 8/5/2010	4,145,000
4,100,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 11743) Weekly VRDNs (Citibank NA, New York LIQ), 0.340%, 8/5/2010	4,100,000
4,500,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	4,500,000
		TOTAL	16,405,000
		Puerto Rico – 1.4%
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	5,000,000
		TOTAL MUNICIPAL INVESTMENTS — 97.1% (AT AMORTIZED COST)[5]	345,919,241
		OTHER ASSETS AND LIABILITIES - NET — 2.9%[6]	10,320,302
		TOTAL NET ASSETS — 100%	$356,239,543
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $137,505,000, which represented 38.6% of total net assets.
2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $137,505,000, which represented 38.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
EDA	— Economic Development Authority
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

3

Federated New York Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 96.1%;1,2
		New York – 96.1%
$6,300,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.360%, 8/5/2010	6,300,000
1,000,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 0.360%, 8/5/2010	1,000,000
14,000,000		Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	14,092,234
14,470,100		Auburn, NY, (Series 2010A), 1.50% BANs, 6/3/2011	14,545,763
8,890,000		Bath, NY CSD, 1.75% BANs, 6/15/2011	8,947,431
2,930,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/5/2010	2,930,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/5/2010	7,100,000
7,200,000		Campbell Savona, NY, CSD, 1.75% BANs, 6/24/2011	7,244,637
14,000,000		Cattaraugus-Little Valley, NY CSD, (Series 2010A), 1.75% BANs, 6/16/2011	14,090,788
8,545,000		Cheektowaga, NY CSD, 1.50% BANs, 12/22/2010	8,572,586
8,050,180		Cherry Valley-Springfield, NY CSD, 1.50% BANs, 4/15/2011	8,083,885
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/5/2010	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 8/5/2010	30,945,000
6,855,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.360%, 8/5/2010	6,855,000
12,648,704		East Bloomfield, NY CSD, 1.75% BANs, 6/24/2011	12,721,454
4,155,000		Eden, NY, 1.50% BANs, 3/17/2011	4,160,419
7,917,000		Elmira, NY City School District, (Series 2009F), 1.75% BANs, 10/20/2010	7,927,290
5,000,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	5,000,000
3,500,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.480%, 8/5/2010	3,500,000
2,788,000		Freeport, NY, (Series 2010A), 1.75% BANs, 5/13/2011	2,806,330
45,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.330%, 8/4/2010	45,250,000
53,700,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (GTD by JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LOCs), 0.330%, 8/4/2010	53,700,000
7,125,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-J) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/2/2010	7,125,000
7,105,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.380%, 8/5/2010	7,105,000
14,000,000		Malone, NY CSD, 1.20% BANs, 7/8/2011	14,013,243
8,620,000		McGraw, NY CSD, 1.75% BANs, 7/8/2011	8,663,729
42,585,000		Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (MTA Transportation Revenue)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/5/2010	42,585,000
44,250,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.290%, 8/5/2010	44,250,000
1,530,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 8/5/2010	1,530,000
4,300,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/5/2010	4,300,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/5/2010	8,860,000
4,385,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	4,385,000
1

Principal Amount			Value
$100,580,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	100,580,000
21,950,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/5/2010	21,950,000
1,075,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 8/5/2010	1,075,000
5,545,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	5,545,000
4,925,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.320%, 8/5/2010	4,925,000
6,380,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.360%, 8/5/2010	6,380,000
1,730,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 8/5/2010	1,730,000
15,000,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/5/2010	15,000,000
76,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.280%, 8/4/2010	76,000,000
65,885,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 8/4/2010	65,885,000
14,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.270%, 8/4/2010	14,000,000
28,720,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.280%, 8/4/2010	28,720,000
10,000,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.310%, 8/2/2010	10,000,000
29,000,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 8/5/2010	29,000,000
13,400,000		New York City, NY, (Series 1995F-5) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.270%, 8/4/2010	13,400,000
40,920,000		New York City, NY, (Series 2008J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.380%, 8/2/2010	40,920,000
6,630,000	[3,4]	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 8/5/2010	6,630,000
64,440,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.290%, 8/5/2010	64,440,000
26,770,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (GTD by Morgan Stanley)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	26,770,000
5,265,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	5,265,000
10,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.260%, 8/5/2010	10,500,000
10,780,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	10,780,000
16,050,000		New York State Energy Research & Development Authority, (Series 2005A-3) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.270%, 8/4/2010	16,050,000
10,670,000		New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.280%, 8/4/2010	10,670,000
26,000,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.280%, 8/4/2010	26,000,000
34,000,000		New York State Local Government Assistance Corp., (Series 1995C) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.290%, 8/4/2010	34,000,000
17,700,000		New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 8/4/2010	17,700,000
10,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	10,000,000
25,000,000		New York, NY City Housing Development Corp., (Series 2010A) Weekly VRDNs (101 Avenue D Apartments)/(Bank of America N.A. LOC), 0.280%, 8/5/2010	25,000,000
6,600,000		Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 0.360%, 8/5/2010	6,600,000
5,670,000		Odessa-Montour, NY CSD, 1.50% BANs, 6/17/2011	5,694,574
1,725,000		Onondaga County, NY IDA Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 8/4/2010	1,725,000
3,960,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	3,960,000
5,565,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.390%, 8/4/2010	5,565,000
2

Principal Amount			Value
$5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/5/2010	5,000,000
29,000,000		Oswego, NY City School District, 2.50% BANs, 8/13/2010	29,009,391
10,230,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	10,230,000
10,000,000		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	10,065,231
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.340%, 8/5/2010	4,575,000
8,425,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	8,425,000
4,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/5/2010	4,395,000
12,787,217		Rome, NY, 2.75% BANs, 8/6/2010	12,788,072
15,390,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 0.360%, 8/5/2010	15,390,000
13,625,264		Schenectady, NY City School District, 1.75% BANs, 5/27/2011	13,721,476
9,905,000		Silver Creek, NY CSD, 1.50% BANs, 6/16/2011	9,962,465
10,770,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.360%, 8/5/2010	10,770,000
6,100,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.480%, 8/5/2010	6,100,000
5,500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	5,500,000
31,405,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.250%, 8/4/2010	31,405,000
5,000,000		Waverly, NY CSD, 1.75% BANs, 6/30/2011	5,027,021
3,655,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/5/2010	3,655,000
17,000,000		Whitney Point, NY CSD, 1.75% BANs, 7/8/2011	17,078,299
5,310,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	5,310,000
1,545,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	1,545,000
		TOTAL MUNICIPAL INVESTMENTS — 96.1% (AT AMORTIZED COST)[5]	1,376,126,318
		OTHER ASSETS AND LIABILITIES - NET — 3.9%[6]	55,948,445
		TOTAL NET ASSETS — 100%	$1,432,074,763
At July 31, 2010, the Fund held no securities subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $198,115,000, which represented 13.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $198,115,000, which represented 13.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
3

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
VRDNs	— Variable Rate Demand Notes

4

Federated North Carolina Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 100.0%;1,2
	North Carolina – 96.9%
$1,530,000	Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,530,000
2,300,000	Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	2,300,000
6,600,000	Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	6,600,000
2,090,000	Carrboro, NC, (Series 2010A), 1.25% BANs, 10/27/2010	2,093,241
1,080,000	Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,080,000
1,622,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 11/2/2010	1,622,000
4,058,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 8/4/2010	4,058,000
7,386,000	Charlotte, NC, 0.47% CP (Bank of America N.A. LIQ), Mandatory Tender 2/7/2011	7,386,000
3,344,000	Charlotte, NC, 0.50% CP (Bank of America N.A. LIQ), Mandatory Tender 1/10/2011	3,344,000
2,800,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 8/5/2010	2,800,000
9,100,000	Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	9,100,000
20,400,000	Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.390%, 8/5/2010	20,400,000
1,510,000	Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,510,000
1,290,000	Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/5/2010	1,290,000
9,745,000	Greensboro, NC, 0.50% BANs, 11/3/2010	9,746,731
1,940,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	1,940,000
425,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	425,000
2,375,000	Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	2,375,000
18,800,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.480%, 8/4/2010	18,800,000
4,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.420%, 8/4/2010	4,000,000
875,000	Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.630%, 8/5/2010	875,000
9,100,000	Iredell County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Providencia USA, Inc.)/(HSBC Bank USA LOC), 0.350%, 8/5/2010	9,100,000
4,000,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.450%, 8/4/2010	4,000,000
3,565,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/6/2010	3,565,000
2,915,000	McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	2,915,000
9,830,000	Mecklenburg County, NC, 7 Month Windows (Series 2009D), 0.380%, 8/5/2010	9,830,000
4,935,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 8/4/2010	4,935,000
4,215,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 8/4/2010	4,215,000
2,000,000	North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	2,000,000
2,170,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 8/4/2010	2,170,000
1,735,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	1,735,000
1

Principal Amount			Value
$2,095,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	2,095,000
125,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	125,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	2,900,000
1,675,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	1,675,000
1,480,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	1,480,000
5,600,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/2/2010	5,600,000
3,425,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.330%, 8/5/2010	3,425,000
1,675,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	1,675,000
6,185,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/5/2010	6,185,000
5,265,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/5/2010	5,265,000
7,710,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.480%, 8/5/2010	7,710,000
1,250,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.250%, 8/5/2010	1,250,000
500,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	500,000
1,800,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 1.350%, 8/5/2010	1,800,000
3,455,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.270%, 8/5/2010	3,455,000
3,720,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.320%, 8/5/2010	3,720,000
2,410,000		Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 8/5/2010	2,410,000
5,400,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.260%, 8/5/2010	5,400,000
2,325,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.310%, 8/4/2010	2,325,000
6,955,000		Raleigh, NC, (Series 2009), 0.380%, 8/5/2010	6,955,000
830,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	830,000
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.320%, 8/5/2010	10,000,000
3,085,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 8/5/2010	3,085,000
5,200,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 8/5/2010	5,200,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	11,530,000
270,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	270,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.340%, 8/5/2010	1,000,000
		TOTAL	245,604,972
		Puerto Rico – 3.1%
7,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 8/4/2010	7,800,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	253,404,972
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	52,041
		TOTAL NET ASSETS — 100%	$253,457,013
2

Securities that are subject to the federal alternative minimum tax (AMT) represent 37.3% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $20,070,000, which represented 7.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $20,070,000, which represented 7.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
VRDNs	— Variable Rate Demand Notes

3

Federated Ohio Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 101.0%;1,2
	Ohio – 101.0%
$1,175,000	Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.290%, 8/5/2010	1,175,000
3,000,000	Akron, OH, 1.25% BANs, 12/9/2010	3,006,877
4,900,000	Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	4,900,000
3,850,000	Ashland, OH, 1.75% BANs, 10/7/2010	3,855,244
3,000,000	Ashtabula County, OH, 1.15% BANs, 5/26/2011	3,008,498
4,130,000	Blue Ash, OH, (Series 2008) Weekly VRDNs (Ursuline Academy of Cincinnati)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	4,130,000
1,900,000	Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	1,900,000
5,000,000	Butler County, OH, 0.65% BANs, 8/4/2011	5,000,000
6,000,000	Butler County, OH, 1.25% BANs, 8/5/2010	6,000,359
1,840,000	Celina, OH, 1.50% BANs, 11/3/2010	1,841,402
2,200,000	Chillicothe, OH, 1.25% BANs, 12/21/2010	2,205,272
5,157,624	Circleville, OH City School District, 2.00% BANs, 11/23/2010	5,176,722
1,825,000	Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	1,825,000
7,000,000	Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.350%, 8/5/2010	7,000,000
1,400,000	Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.650%, 8/5/2010	1,400,000
2,145,000	Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	2,145,000
13,165,000	Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.830%, 8/5/2010	13,165,000
50,000	Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	50,000
3,945,000	Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 8/5/2010	3,945,000
2,695,000	Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 0.450%, 8/5/2010	2,695,000
4,800,000	Defiance, OH, 2.00% BANs, 10/6/2010	4,808,593
3,200,000	Dover, OH, 1.25% BANs, 3/31/2011	3,211,629
2,740,000	Dover, OH, 1.50% BANs, 3/31/2011	2,755,375
8,300,000	Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.440%, 8/4/2010	8,300,000
2,767,000	Fairborn, OH, 0.44% BANs, 8/4/2010	2,776,801
1,340,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	1,340,000
4,560,000	Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	4,560,000
970,000	Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.450%, 8/5/2010	970,000
1,345,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 8/2/2010	1,345,000
461,000	Green City, OH, (Series A), 1.50% BANs, 7/7/2011	463,766
9,325,000	Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 8/5/2010	9,325,000
4,870,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	4,870,000
6,360,000	Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	6,360,000
2,585,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.280%, 8/5/2010	2,585,000
390,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.420%, 8/5/2010	390,000
8,140,000	Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	8,140,000
1,850,000	Huber Heights, OH, 2.50% BANs, 11/1/2010	1,856,925
1

Principal Amount		Value
$465,000	Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 8/4/2010	465,000
1,180,000	Kirtland, OH, 1.25% BANs, 7/21/2011	1,186,249
2,400,000	Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 8/5/2010	2,400,000
5,535,000	Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(PNC Bank, N.A. LOC), 0.640%, 8/5/2010	5,535,000
2,320,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.260%, 8/5/2010	2,320,000
8,305,000	Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2010	8,305,000
785,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.700%, 8/5/2010	785,000
5,835,000	Louisville, OH Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.640%, 8/5/2010	5,835,000
1,535,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	1,535,000
3,115,000	Macedonia, OH, 1.50% BANs, 10/19/2010	3,117,677
2,620,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 8/5/2010	2,620,000
4,150,000	Marion, OH, 1.25% BANs, 7/21/2011	4,165,925
3,600,000	Mayfield, OH, 1.50% BANs, 9/2/2010	3,600,778
7,400,000	Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(HSBC Bank USA LOC), 0.480%, 8/4/2010	7,400,000
4,500,000	Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/5/2010	4,500,000
2,090,000	Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 0.800%, 8/5/2010	2,090,000
2,000,000	Monroe, OH, 1.50% BANs, 8/19/2010	2,000,733
3,250,000	Monroe, OH, 2.00% BANs, 8/19/2010	3,250,789
11,750,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	11,750,000
5,000,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2010	5,000,000
2,925,000	Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	2,925,000
18,000,000	Montgomery County, OH, (Series 2008B), 0.31% CP (Miami Valley Hospital), Mandatory Tender 8/10/2010	18,000,000
10,165,000	North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.640%, 8/5/2010	10,165,000
2,635,000	North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.640%, 8/5/2010	2,635,000
1,465,000	North Olmsted, OH, 1.30% BANs, 9/30/2010	1,466,314
3,310,000	Northwestern, OH LSD, 2.00% BANs, 12/1/2010	3,326,576
1,600,000	Oakwood City, OH, 1.125% BANs, 3/10/2011	1,602,156
3,839,000	Oakwood Village, OH, 2.00% BANs, 10/7/2010	3,845,976
16,400,000	Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.330%, 8/4/2010	16,400,000
2,500,000	Ohio State Air Quality Development Authority, (Series 2009B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 8/4/2010	2,500,000
1,825,000	Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 8/5/2010	1,825,000
3,570,000	Ohio State Air Quality Development Authority, (Series 2009D) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 8/4/2010	3,570,000
24,415,000	Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/ (RBS Citizens Bank N.A. LOC), 0.400%, 8/4/2010	24,415,000
3,950,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.250%, 8/4/2010	3,950,000
2,100,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,100,890
5,000,000	Ottawa & Glandorf, OH LSD, 1.85% BANs, 8/17/2010	5,002,384
2,448,660	Painesville, OH, (Series 1), 2.00% BANs, 3/10/2011	2,463,333
2,820,000	Painesville, OH, (Series 2009-2), 2.35% BANs, 8/11/2010	2,820,647
1,130,000	Parma Heights, OH, 2.25% BANs, 9/8/2010	1,130,288
1,328,000	Paulding County, OH, (Series A), 2.25% BANs, 9/8/2010	1,329,365
494,000	Paulding County, OH, (Series B), 2.25% BANs, 9/8/2010	494,508
5,285,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.310%, 8/5/2010	5,285,000
2

Principal Amount		Value
$5,315,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	5,315,000
520,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.690%, 8/4/2010	520,000
2,045,000	Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 0.650%, 8/5/2010	2,045,000
1,955,000	Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.650%, 8/4/2010	1,955,000
2,505,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.650%, 8/5/2010	2,505,000
355,000	Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.700%, 8/5/2010	355,000
1,155,000	Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.650%, 8/5/2010	1,155,000
4,940,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	4,940,000
2,650,000	Tipp City, OH, 1.50% BANs, 2/22/2011	2,661,074
6,700,000	Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	6,700,000
7,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	7,000,000
2,210,000	Trumbull County, OH Sewer District, 1.75% BANs, 9/21/2010	2,213,049
500,000	Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 1.600%, 8/5/2010	500,000
2,501,000	University Heights, OH, 1.50% BANs, 5/4/2011	2,511,288
920,000	University of Cincinnati, OH, (Series 2008B) Weekly VRDNs (Bayerische Landesbank LOC), 0.430%, 8/5/2010	920,000
5,250,000	University of Cincinnati, OH, (Series 2009D), 1.50% BANs, 12/16/2010	5,269,200
3,487,000	Vermilion, OH, 1.50% BANs, 10/27/2010	3,490,699
1,075,000	Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.350%, 8/5/2010	1,075,000
2,500,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.460%, 8/5/2010	2,500,000
12,900,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	12,900,000
2,500,000	Williams County, OH, 1.50% BANs, 9/8/2010	2,501,287
2,920,000	Willowick, OH, 1.35% BANs, 3/9/2011	2,926,089
	TOTAL MUNICIPAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[3]	405,554,737
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[4]	(4,103,134)
	TOTAL NET ASSETS — 100%	$401,451,603

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.2% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

3

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LSD	— Local School District
MFH	— Multi-Family Housing
VRDNs	— Variable Rate Demand Notes

4

Federated Pennsylvania Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		Pennsylvania – 99.7%
$1,605,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/5/2010	1,605,000
1,705,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/6/2010	1,705,000
260,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.300%, 8/5/2010	260,000
2,470,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/5/2010	2,470,000
710,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/5/2010	710,000
10,000,000		Allegheny County, PA IDA Health & Housing Facilities, (Series 2008B) Daily VRDNs (Longwood at Oakmont, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.370%, 8/2/2010	10,000,000
4,855,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 8/5/2010	4,855,000
17,385,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 8/5/2010	17,385,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.320%, 8/4/2010	5,000,000
110,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/4/2010	110,000
1,600,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2010	1,600,000
11,995,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.540%, 8/5/2010	11,995,000
3,200,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.440%, 8/4/2010	3,200,000
910,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.530%, 8/5/2010	910,000
2,445,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 8/6/2010	2,445,000
10,000,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B) Weekly VRDNs (Asbury Heights)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	10,000,000
4,985,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 8/5/2010	4,985,000
795,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	795,000
33,325,000		Dallastown Area School District, PA, (Series of 2010) VRNs, 1.530%, 10/1/2010	33,546,419
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.360%, 8/4/2010	1,600,000
605,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/6/2010	605,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.360%, 8/4/2010	4,645,000
3,800,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 0.330%, 8/4/2010	3,800,000
15,400,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 8/4/2010	15,400,000
1,510,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(TD Bank, N.A. LOC), 0.450%, 8/5/2010	1,510,000
8,405,000		Governor Mifflin, PA School District, (Series of 2010) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 0.400%, 8/5/2010	8,405,000
11,390,000		Hamburg, PA Area School District, (Series 2010) VRNs, 1.500%, 8/1/2010	11,456,915
125,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	125,000
19,990,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.620%, 8/5/2010	19,990,000
1,540,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.320%, 8/2/2010	1,540,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 1.700%, 8/5/2010	1,425,000
1,445,000		Lehigh County, PA General Purpose Authority, (Series C of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Bank of America N.A. LOC), 0.280%, 8/2/2010	1,445,000
1

Principal Amount			Value
$400,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	400,000
1,245,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,245,000
2,000,000		Lock Haven, PA, (Series B of 2009), 1.50% BANs, 12/22/2010	2,006,220
6,920,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 8/5/2010	6,920,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.340%, 8/5/2010	5,000,000
4,550,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.330%, 8/5/2010	4,550,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C) Weekly VRDNs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.260%, 8/5/2010	11,010,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.400%, 8/5/2010	16,000,000
480,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 8/4/2010	480,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.540%, 8/5/2010	5,000,000
11,715,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.540%, 8/5/2010	11,715,000
1,980,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 1.900%, 8/5/2010	1,980,000
10,000,000		Pennsylvania EDFA, (Series 2009B), 0.45% CP (PPL Energy Supply, LLC)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender 9/1/2010	10,000,000
200,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 0.530%, 8/5/2010	200,000
100,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 0.460%, 8/5/2010	100,000
1,800,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.500%, 8/4/2010	1,800,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.320%, 8/5/2010	6,200,000
17,480,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.320%, 8/5/2010	17,480,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.430%, 8/6/2010	11,000,000
8,000,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender 9/1/2010	8,000,000
2,000,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	2,000,000
18,170,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	18,170,000
3,830,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	3,830,000
6,115,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	6,115,000
570,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.390%, 8/5/2010	570,000
5,320,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	5,320,000
9,105,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 8/2/2010	9,105,000
5,500,000	[3,4]	Philadelphia, PA Municipal Authority, (Stage Trust 2009-36C) Weekly VRDNs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.260%, 8/5/2010	5,500,000
5,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	5,058,892
4,900,000		Pittsburgh, PA Water & Sewer Authority, (Series C-1B of 2008), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 9/1/2010	4,905,592
4,500,000		Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008)/(First Lien Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	4,500,000
2,775,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,775,000
6,500,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/4/2010	6,500,000
3,000,000	[3,4]	University of Pittsburgh, (Stage Trust Series 2009-38C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.260%, 8/5/2010	3,000,000
165,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.280%, 8/5/2010	165,000
2,480,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.540%, 8/5/2010	2,480,000
2,870,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 2.100%, 8/5/2010	2,870,000
2

Principal Amount		Value
$2,225,000	York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/6/2010	2,225,000
2,500,000	York County, PA IDA, LO Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.450%, 8/5/2010	2,500,000
12,550,000	York County, PA, (Series of 2009), 1.25% RANs, 10/1/2010	12,550,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	406,749,038
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	1,077,635
	TOTAL NET ASSETS — 100%	$407,826,673
Securities that are subject to the federal alternative minimum tax (AMT) represent 54.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $52,250,000, which represented 12.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $52,250,000, which represented 12.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

3

The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

4

Federated Tax-Free Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Alabama – 16.2%
$4,000,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.500%, 8/4/2010	4,000,000
1,750,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.290%, 8/6/2010	1,750,000
6,070,000		Chelsea Park, AL Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 0.540%, 8/5/2010	6,070,000
2,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds), Weekly VRDNs (Societe Generale, Paris LIQ), 0.500%, 8/5/2010	2,000,000
4,000,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 8/2/2010	4,000,000
3,275,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.380%, 8/5/2010	3,275,000
		TOTAL	21,095,000
		Florida – 1.6%
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	2,065,000
		Indiana – 4.7%
6,125,000		Indiana State Finance Authority, (Series 2009B), Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 8/5/2010	6,125,000
		Maryland – 10.1%
5,300,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program), Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.350%, 8/4/2010	5,300,000
885,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	885,000
1,055,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	1,055,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	3,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	100,000
2,100,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	2,100,000
700,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 8/2/2010	700,000
		TOTAL	13,140,000
		Michigan – 15.3%
5,290,000		Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.340%, 8/5/2010	5,290,000
5,450,000		Jackson County, MI Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.350%, 8/5/2010	5,450,000
2,400,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006), Weekly VRDNs (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LOC), 0.320%, 8/4/2010	2,400,000
1,440,000		Michigan Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	1,440,000
1,000,000		Michigan State Strategic Fund, (Series 2003), Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.340%, 8/5/2010	1,000,000
3,670,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.300%, 8/5/2010	3,670,000
680,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.280%, 8/5/2010	680,000
		TOTAL	19,930,000
		Minnesota – 7.7%
1,500,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 0.400%, 8/5/2010	1,500,000
3,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	3,550,000
3,000,000		Richfield, MN ISD 280, 1.25% TANs (GTD by Minnesota State), 2/7/2011	3,013,222
1

Principal Amount			Value
$2,000,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	2,000,000
		TOTAL	10,063,222
		Multi-State – 1.0%
1,315,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.330%, 8/5/2010	1,315,000
		New Jersey – 2.3%
1,700,000		Madison Borough, NJ, 1.00% BANs, 1/21/2011	1,704,014
1,285,900		Paramus, NJ, 1.50% BANs, 2/25/2011	1,291,686
		TOTAL	2,995,700
		New Mexico – 1.7%
2,183,000		Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York Mellon LOC), Mandatory Tender 10/6/2010	2,183,000
		Ohio – 12.1%
4,495,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 0.680%, 8/5/2010	4,495,000
2,785,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	2,785,000
5,195,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 0.610%, 8/5/2010	5,195,000
1,500,000		Montgomery County, OH, (Series 1998B), Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2010	1,500,000
1,825,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	1,825,000
		TOTAL	15,800,000
		Pennsylvania – 15.1%
5,000,000		Allegheny County, PA IDA Health & Housing Facilities, (Series 2008B), Daily VRDNs (Longwood at Oakmont, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.370%, 8/2/2010	5,000,000
1,325,000		Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 8/5/2010	1,325,000
2,000,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.310%, 8/5/2010	2,000,000
4,700,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B), Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 8/4/2010	4,700,000
2,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	2,027,302
1,075,000		Lehigh County, PA General Purpose Authority, (Series A of 2005), Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 8/5/2010	1,075,000
175,000		Pennsylvania HFA, (Series 2008B), Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	175,000
1,435,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A), Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 8/2/2010	1,435,000
1,985,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.540%, 8/5/2010	1,985,000
		TOTAL	19,722,302
		Texas – 2.0%
2,675,000		Texas State, 2.50% TRANs, 8/31/2010	2,679,418
		Wisconsin – 10.0%
2,500,000		Chippewa Falls WI, USD, 1.50% TRANs, 9/30/2010	2,502,522
1,665,000		Manitowoc County, WI, 2.00% BANs, 10/1/2010	1,668,324
2,000,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	2,000,600
2,600,000		New Richmond, WI School District, (Series 2010B), 1.75% BANs, 5/10/2011	2,607,123
4,300,000		Verona, WI Area School District, 1.50% TRANs, 8/24/2010	4,301,395
		TOTAL	13,079,964
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	130,193,606
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	285,743
		TOTAL NET ASSETS — 100%	$130,479,349
2

At July 31, 2010, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $6,380,000, which represented 4.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $6,380,000, which represented 4.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

3

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes

4

Federated Virginia Municipal Cash Trust

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%;1,2
		Virginia – 98.7%
$4,000,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	4,000,000
4,520,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.270%, 8/5/2010	4,520,000
5,900,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 0.500%, 8/4/2010	5,900,000
8,500,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.270%, 8/5/2010	8,500,000
2,300,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.440%, 8/5/2010	2,300,000
1,955,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.500%, 8/4/2010	1,955,000
12,050,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.250%, 8/3/2010	12,050,000
1,220,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.560%, 8/4/2010	1,220,000
3,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.250%, 8/5/2010	3,000,000
2,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.270%, 8/5/2010	2,000,000
17,900,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/4/2010	17,900,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.480%, 8/5/2010	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Bank of America N.A. LOC), 1.000%, 8/5/2010	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	4,400,000
4,330,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/4/2010	4,330,000
3,040,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 0.470%, 8/4/2010	3,040,000
7,215,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/6/2010	7,215,000
8,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.400%, 8/5/2010	8,000,000
7,045,000	[3,4]	Fairfax County, VA IDA, ROCs (Series R-11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	7,045,000
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.280%, 8/4/2010	3,580,000
11,000,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.270%, 8/5/2010	11,000,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,250,000
1,800,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.40% CP (Virginia Electric & Power Co.), Mandatory Tender 8/23/2010	1,800,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	4,880,000
2,750,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.280%, 8/4/2010	2,750,000
3,500,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.200%, 8/4/2010	3,500,000
1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,500,000
3,000,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.320%, 8/5/2010	3,000,000
1,755,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,755,000
2,785,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 0.700%, 8/4/2010	2,785,000
16,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/4/2010	16,400,000
19,800,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.370%, 8/4/2010	19,800,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 0.280%, 8/5/2010	1,230,000
1

Principal Amount			Value
$11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/5/2010	11,040,000
1,200,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.200%, 8/4/2010	1,200,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	8,655,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 8/5/2010	9,375,000
16,065,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.350%, 8/2/2010	16,065,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 0.41% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/13/2010	10,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 8/5/2010	5,000,000
4,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 8/5/2010	4,000,000
2,050,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.560%, 8/4/2010	2,050,000
1,730,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.500%, 8/4/2010	1,730,000
3,800,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 0.660%, 8/5/2010	3,800,000
10,910,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), (Series 2010B) 7 Month Window, 0.400%, 8/5/2010	10,910,000
4,535,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.250%, 8/4/2010	4,535,000
12,175,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.300%, 8/4/2010	12,175,000
775,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 0.480%, 8/5/2010	775,000
4,400,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.340%, 8/5/2010	4,400,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.450%, 8/5/2010	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	4,875,000
1,635,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.560%, 8/4/2010	1,635,000
9,775,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(SunTrust Bank LIQ), 0.350%, 8/2/2010	9,775,000
3,940,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(SunTrust Bank LIQ), 0.350%, 8/2/2010	3,940,000
1,060,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/5/2010	1,060,000
2,640,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.340%, 8/5/2010	2,640,000
3,255,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	3,255,000
520,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	520,000
11,910,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	11,910,000
2,565,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 0.610%, 8/4/2010	2,565,000
2,295,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.550%, 8/4/2010	2,295,000
8,100,000		Virginia College Building Authority, (Series B), 0.35% TOBs (University of Richmond), Mandatory Tender 2/1/2011	8,100,000
1,210,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 0.550%, 8/4/2010	1,210,000
1,235,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.480%, 8/5/2010	1,235,000
500,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	500,000
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	3,810,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	2,000,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York Mellon LIQ), 0.330%, 8/4/2010	2,030,000
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Principal Amount			Value
$6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	6,150,000
7,575,000		Virginia State Public School Authority, (Series 2003B), 5.00% Bonds, 8/1/2010	7,575,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.400%, 8/4/2010	3,162,000
1,700,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	1,700,000
		TOTAL	369,927,000
		Puerto Rico – 1.3%
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	5,000,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	374,927,000
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	1,853
		TOTAL NET ASSETS — 100%	$374,928,853
Securities that are subject to the federal alternative minimum tax (AMT) represent 25.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $30,910,000, which represented 8.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $30,910,000, which represented 8.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

3

The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
EDA	— Economic Development Authority
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts — Liquidity Optional Tender Series
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

4

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010